ORGANIZATION AND BUSINESS - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Aug. 31, 2020 shares	Nov. 19, 2018 shares	Oct. 22, 2018 $ / shares shares	Oct. 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2017 $ / shares
Organization and Business [Line Items]
Cash and cash equivalents | $					$ 575,215,000		$ 299,367,000
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Organization and Business [Line Items]
Remaining Borrowing Capacity					$ 30,054,000	$ 233,000,000
MCO Cotai Investments Limited [Member]
Organization and Business [Line Items]
Percentage of ownership				60.00%
New Cotai, LLC [Member]
Organization and Business [Line Items]
Percentage of ownership				40.00%
Percentage of ownership					40.00%
Common stock dividend before adjustments, percentage			66.67%		66.23%	66.23%
Common stock dividend percentage					19.60%	19.60%	30.00%
American Depository Shares [Member]
Organization and Business [Line Items]
Issuance of ordinary shares	14,087,299	4,312,500
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Issuance of ordinary shares	72,185,488		115,800,376
Ordinary shares, par value | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | MCO Cotai Investments Limited [Member]
Organization and Business [Line Items]
Percentage of ownership				60.00%
Reclassification of ordinary shares				108,767,640
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | New Cotai, LLC [Member]
Organization and Business [Line Items]
Percentage of ownership				40.00%
Reclassification of ordinary shares				72,511,760
Equivalent Class A Ordinary Shares for ADS [Member]
Organization and Business [Line Items]
Issuance of ordinary shares	56,349,196	17,250,000
IPO [Member] | American Depository Shares [Member]
Organization and Business [Line Items]
Issuance of ordinary shares			28,750,000
IPO [Member] | Equivalent Class A Ordinary Shares for ADS [Member]
Organization and Business [Line Items]
Issuance of ordinary shares			115,000,000
Ordinary shares, par value | $ / shares			$ 0.0001
Private Placement [Member] | Class A Ordinary Shares [Member] | Melco International [Member]
Organization and Business [Line Items]
Issuance of ordinary shares			800,376